GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance	$ 4,181,179	$ 3,940,565	$ 3,951,386
Acquisitions		396,140	10,645
Divestiture			(17,991)
Impairment		(158,541)
Foreign currency translation	437	3,015	(3,475)
Balance	4,181,616	4,181,179	3,940,565
Owned Sports Properties [Member]
Goodwill [Line Items]
Balance	2,674,038	2,674,038	2,674,038
Balance	2,674,038	2,674,038	2,674,038
Events, Experiences & Rights [Member]
Goodwill [Line Items]
Balance	1,011,217	771,523	774,991
Acquisitions		396,140
Impairment		(158,541)
Foreign currency translation	448	2,095	(3,468)
Balance	1,011,665	1,011,217	771,523
Representation [Member]
Goodwill [Line Items]
Balance	495,924	495,004	502,357
Acquisitions			10,645
Divestiture			(17,991)
Foreign currency translation	(11)	920	(7)
Balance	$ 495,913	$ 495,924	$ 495,004